Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
20.	Commitments and contingencies
As of December 31, 2022 and 2023, the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s financial position, results of operations and cash flows. In addition to the information disclosed elsewhere in the notes to consolidated financial statements, the Group had no significant capital and other commitments, long-term obligations or guarantees as of December 31, 2022 and
2023.